Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 17, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value [Line Items]
Account Value	$ 13,613	$ 13,882	$ 13,077	$ 13,038	$ 12,778	$ 11,705	$ 11,972	$ 11,716	$ 11,502	$ 10,639	$ 11,149	$ 12,588	$ 13,990	$ 14,052	$ 14,151	$ 13,599	$ 14,246	$ 13,465	$ 13,160	$ 11,723	$ 13,534	$ 13,293	$ 13,096	$ 12,583	$ 11,765	$ 11,915	$ 11,646	$ 12,074	$ 12,289	$ 12,148	$ 11,836	$ 11,576	$ 11,146	$ 11,613	$ 11,162	$ 10,629	$ 10,118		$ 9,993	$ 10,167	$ 10,201	$ 10,000
J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value [Line Items]
Account Value	13,613	13,882	13,077	13,038	12,778	11,705	11,972	11,716	11,502	10,639	11,149	12,588	13,990	14,052	14,151	13,599	14,246	13,465	13,160	11,723	13,534	13,293	13,096	12,583	11,765	11,915	11,646	12,074	12,289	12,148	11,836	11,576	11,146	11,613	11,162	10,629	10,118		9,993	10,167	10,201	10,000
J.P. Morgan Emerging Markets Bond Index Global Diversified
Account Value [Line Items]
Account Value	673,018	686,329	646,540	644,586	631,728	578,691	591,908	579,249	568,657	526,011	551,185	622,343	691,656	694,724	699,619	672,333	704,301	665,710	650,645	579,576	669,117	657,204	647,461	622,102	581,661	589,054	575,790	596,943	607,542	600,576	585,161	572,335	551,033	574,122	551,822	525,468	500,250	$ 500,000
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Account Value [Line Items]
Account Value	14,852	14,973	14,330	14,119	13,800	13,078	13,111	12,933	12,650	12,081	12,408	13,147	14,418	14,507	14,471	14,174	14,289	13,682	13,316	11,981	13,337	13,048	12,835	12,401	11,794	11,799	11,647	11,856	11,991	11,910	11,664	11,438	11,107	11,255	10,920	10,523	10,130		10,085	10,370	10,236	10,000
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Account Value [Line Items]
Account Value	14,852	14,973	14,330	14,119	13,800	13,078	13,111	12,933	12,650	12,081	12,408	13,147	14,418	14,507	14,471	14,174	14,289	13,682	13,316	11,981	13,337	13,048	12,835	12,401	11,794	11,799	11,647	11,856	11,991	11,910	11,664	11,438	11,107	11,255	10,920	10,523	10,130		$ 10,085	$ 10,370	$ 10,236	$ 10,000
J.P. Morgan Corporate Emerging Market Bond Index Broad Diversified
Account Value [Line Items]
Account Value	$ 733,498	$ 739,442	$ 707,732	$ 697,310	$ 681,517	$ 645,863	$ 647,517	$ 638,737	$ 624,759	$ 596,626	$ 612,806	$ 649,287	$ 712,076	$ 716,458	$ 714,676	$ 700,006	$ 705,658	$ 675,684	$ 657,631	$ 591,686	$ 658,675	$ 644,409	$ 633,896	$ 612,451	$ 582,446	$ 582,695	$ 575,191	$ 585,539	$ 592,197	$ 588,189	$ 576,019	$ 564,860	$ 548,552	$ 555,862	$ 539,290	$ 519,716	$ 500,266	$ 500,000